Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions
Schedule of the major related parties and their relationships with the Group

Name of related parties	Relationship with the Group

Tencent and its subsidiaries (“Tencent Group”)	A shareholder of the Group
Shanghai Icson and its subsidiaries (“Shanghai Icson Group”)	An investee of the Group and has been fully acquired since April 2016
Lexin and its subsidiaries (“Lexin Group”)	An investee of the Group
Bitauto and its subsidiaries (“Bitauto Group”)	An investee of the Group
Tuniu and its subsidiaries (“Tuniu Group”)	An investee of the Group
Dada and its subsidiaries (“Dada Group”)	An investee of the Group
JD Finance	An entity and its subsidiaries controlled by the Founder
Yixin and its subsidiaries (“Yixin Group”)	An investee of the Group

Schedule of the major related party transactions

	For the year ended December 31,
Transactions	2015	2016	2017
	RMB	RMB	RMB
Revenues:
Services and sales of goods to Lexin Group	1,016,286	667,495	543,304
Commission service revenue from cooperation on advertising business with Tencent Group	139,602	184,241	260,572
Services to Tencent Group	111	52	31,505
Services and sales of goods to Dada Group	—	124,092	38,165
Services to Shanghai Icson Group	6	—	—
Traffic support, marketing and promotion services provided to Bitauto Group	445,526	610,722	609,055
Traffic support, marketing and promotion services provided to Tuniu Group	49,200	132,405	132,042
Traffic support, marketing and promotion services provided to Dada Group	—	41,409	62,195
Services and sales of goods to JD Finance	69,359	191,524	181,307
Traffic support, marketing and promotion services provided to JD Finance	169,122	101,114	90,506

Operating expenses:
Services and purchases from Shanghai Icson Group	168,875	20,871	—
Services and purchases from Tencent Group	195,805	244,644	674,727
Services from Dada Group	—	136,515	694,207
Payment and other services from JD Finance	986,246	1,669,840	2,936,416

Other income:
Income from non-compete agreement with Dada Group	—	53,186	80,447
Interest income from loans provided to JD Finance	111,724	533,180	871,014

Schedule of the major related party balances

	As of December 31,
	2016	2017
	RMB	RMB
Due from Tencent Group	962,002	595,105
Due from Lexin Group	95,021	—
Due from Dada Group	88,971	—
Due from JD Finance	9,560,426	12,076,035

Total	10,706,420	12,671,140

Due to Tencent Group	(85,092)	—
Due to Lexin Group	—	(1,367)
Due to Tuniu Group	(12,311)	(5,451)
Due to Dada Group	—	(7,378)

Total	(97,403)	(14,196)

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Bitauto Group	(1,989,020)	(1,379,965)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Tuniu Group	(478,610)	(346,568)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Dada Group	(393,549)	(331,354)

Total	(2,861,179)	(2,057,887)

Other liabilities in relation to non-compete obligation to Dada Group	(523,296)	(415,082)

Total	(523,296)	(415,082)